FAIR VALUE MEASUREMENTS AND FAIR VALUE OF FINANCIAL INSTRUMENTS, Part III (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Assets [Abstract]
Mortgage-backed securities	$ 2,271
Liabilities [Abstract]
Borrowings with stated maturities	60,656	46,908
Carrying Value [Member]
Assets [Abstract]
Cash and cash equivalents	31,137	14,928
Investment securities	59,610	58,121
Mortgage-backed securities	44,639	58,970
Loans receivable	527,426	494,613
Liabilities [Abstract]
Deposits with stated maturities	171,417	181,074
Deposits with no stated maturities	388,898	370,214
Borrowings with stated maturities	60,656	46,908
Fair Value [Member]
Assets [Abstract]
Cash and cash equivalents	31,137	14,928
Investment securities	59,610	58,121
Mortgage-backed securities	44,945	59,310
Loans receivable	539,665	516,359
Liabilities [Abstract]
Deposits with stated maturities	175,025	183,306
Deposits with no stated maturities	388,898	370,214
Borrowings with stated maturities	60,939	48,092
Level 1 [Member]
Assets [Abstract]
Cash and cash equivalents	31,137
Investment securities	0
Mortgage-backed securities	0
Loans receivable	0
Liabilities [Abstract]
Deposits with stated maturities	0
Deposits with no stated maturities	388,898
Borrowings with stated maturities	0
Level 2 [Member]
Assets [Abstract]
Cash and cash equivalents	0
Investment securities	59,610
Mortgage-backed securities	44,945
Loans receivable	706
Liabilities [Abstract]
Deposits with stated maturities	0
Deposits with no stated maturities	0
Borrowings with stated maturities	0
Level 3 [Member]
Assets [Abstract]
Cash and cash equivalents	0
Investment securities	0
Mortgage-backed securities	0
Loans receivable	538,959
Liabilities [Abstract]
Deposits with stated maturities	175,025
Deposits with no stated maturities	0
Borrowings with stated maturities	$ 60,939